UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

T-REX 2X Long GME Daily Target ETF
T-REX 2X Long Hood Daily Target ETF
T-REX 2X Long DJT Daily Target ETF
T-REX 2X Long RBLX Daily Target ETF
T-REX 2X Long Snow Daily Target ETF
T-REX 2X Long Apple Daily Target ETF
T-REX 2X Long Alphabet Daily Target ETF and
T-REX 2X Long Microsoft Daily Target ETF
(the “T-REX 2X ETFs”)

ITEM 1.(a).    Reports to Stockholders..

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG GME DAILY TARGET ETF
TICKER: GMEU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long GME Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/gmeu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long GME Daily Target ETF	$73	1.50%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$24,525,080
Number of Holdings	3
Total Net Advisory Fee	$159,145
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	105.11%
Money Market Fund	3.73%
Derivatives	-1.65%
Liabilities in Excess of Other Assets	-7.19%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/gmeu/.

T-REX 2X Long GME Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG HOOD DAILY TARGET ETF
TICKER: ROBN (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long HOOD Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/robn/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long HOOD Daily Target ETF	$40	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$126,219,680
Number of Holdings	6
Total Net Advisory Fee	$667,786
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

Exchange Traded Funds:             0.00%*

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

*Less than 0.005%.

Portfolio Composition
Cash	81.50%
Derivatives	36.61%
Money Market Fund	14.16%
Exchange Traded Funds	0.00%*
Liabilities in Excess of Other Assets	-32.27%

*Less than 0.005%.

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/robn/.

T-REX 2X Long HOOD Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG DJT DAILY TARGET ETF
TICKER: DJTU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long DJT Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/djtu/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long DJT Daily Target ETF	$32	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$9,396,916
Number of Holdings	3
Total Net Advisory Fee	$59,627
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	99.46%
Derivatives	10.40%
Money Market Fund	2.60%
Liabilities in Excess of Other Assets	-12.46%

Material Changes

Stock Split

On June 18, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on July 10, 2026, and shares of the Fund began trading on a split-adjusted basis on July 13, 2026. The Creation Unit size remained at 10,000 shares per unit.

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/djtu/.

T-REX 2X Long DJT Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG RBLX DAILY TARGET ETF
TICKER: RBLU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long RBLX Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/rblu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long RBLX Daily Target ETF	$34	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$13,006,035
Number of Holdings	3
Total Net Advisory Fee	$50,953
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	49.88%
Derivatives	35.28%
Money Market Fund	7.64%
Other Assets Net of Liabilities	7.20%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/rblu/.

T-REX 2X Long RBLX Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG SNOW DAILY TARGET ETF
TICKER: SNOU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long SNOW Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/snou/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SNOW Daily Target ETF	$74	1.50%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$24,982,286
Number of Holdings	2
Total Net Advisory Fee	$112,016
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	85.82%
Money Market Fund	9.83%
Derivatives	4.45%
Liabilities in Excess of Other Assets	-0.10%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/snou/.

T-REX 2X Long SNOW Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG APPLE DAILY TARGET ETF
TICKER: AAPX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long Apple Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Apple Daily Target ETF	$53	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$10,435,013
Number of Holdings	2
Total Net Advisory Fee	$48,577
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	83.33%
Other Assets Net of Liabilities	16.22%
Derivatives	0.45%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/aapx/.

T-REX 2X Long Apple Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG ALPHABET DAILY TARGET ETF
TICKER: GOOX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long Alphabet Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Alphabet Daily Target ETF	$56	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$52,952,711
Number of Holdings	2
Total Net Advisory Fee	$290,655
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	61.02%
Other Assets Net of Liabilities	28.66%
Derivatives	10.32%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/goox/.

T-REX 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
TICKER: MSFX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long Microsoft Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Microsoft Daily Target ETF	$40	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$29,312,149
Number of Holdings	2
Total Net Advisory Fee	$128,709
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	107.94%
Other Assets Net of Liabilities	1.00%
Derivatives	-8.94%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/msfx/.

T-REX 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

T-REX 2X LONG GME DAILY TARGET ETF

T-REX 2X LONG HOOD DAILY TARGET ETF

T-REX 2X LONG DJT DAILY TARGET ETF

T-REX 2X LONG RBLX DAILY TARGET ETF

T-REX 2X LONG SNOW DAILY TARGET ETF

T-REX 2X LONG APPLE DAILY TARGET ETF

T-REX 2X LONG ALPHABET DAILY TARGET ETF

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

T-REX 2X LONG GME DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 3.73%
First American Government Obligations Fund - X Class 3.557%(A)	914,333	$914,333
(Cost: $914,333)

TOTAL INVESTMENTS - 3.73%		914,333
(Cost: $914,333)

Other Assets, Net of Liabilities - 96.27%(B)		23,610,747
TOTAL NET ASSETS - 100.00%		$24,525,080
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Derivative Products, Inc.	GameStop Corp.	Receive	OBFR01(C) + 650bps	Monthly	7/17/2026	$22,333,390	$539,792
Clear Street Derivatives, LLC	GameStop Corp.	Receive	OBFR01(C) + 1750bps	Monthly	4/27/2027	26,721,238	(944,322)
TOTAL RETURN SWAP CONTRACTS						$49,054,628	$(404,530)

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X LONG HOOD DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 14.16%
First American Government Obligations Fund - X Class 3.557%(A)	17,876,530	$17,876,530
(Cost: $17,876,530)

EXCHANGE TRADED FUNDS - 0.00%(B)
The Laddered T-Bill ETF(C)	100	$2,500
(Cost: $2,503)

TOTAL INVESTMENTS - 14.16%		17,879,030
(Cost: $17,879,033)

Other Assets, Net of Liabilities - 85.84%(D)		108,340,650
TOTAL NET ASSETS - 100.00%		$126,219,680
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Robinhood Markets, Inc.	Receive	OBFR01(E) + 350bps	Monthly	2/2/2027	$63,684,719	$17,699,615
Jane Street Capital	Robinhood Markets, Inc.	Receive	OBFR01(E) + 400bps	Monthly	3/16/2027	8,843,192	2,047,349
CF Secured, LLC	Robinhood Markets, Inc.	Receive	OBFR01(E) + 650bps	Monthly	5/21/2027	90,912,143	25,140,116
Marex Derivative Products, Inc	Robinhood Markets, Inc.	Receive	OBFR01(E) + 400bps	Monthly	3/28/2028	89,058,769	1,317,909
TOTAL RETURN SWAP CONTRACTS						$252,498,823	$46,204,989

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Less than 0.005%.

(C)    Affiliated investment - the Fund’s Advisor also serves as sub-advisor to the underlying ETF.

(D)    Includes cash which is being held as collateral for total return swap contracts.

(E)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X LONG DJT DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 2.60%
First American Government Obligations Fund - X Class 3.557%(A)	244,657	$244,657
(Cost: $244,657)

TOTAL INVESTMENTS - 2.60%		244,657
(Cost: $244,657)

Other Assets, Net of Liabilities - 97.40%(B)		9,152,259
TOTAL NET ASSETS - 100.00%		$9,396,916
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Trump Media & Technology Group Corp.	Receive	OBFR01(C) + 500bps	Monthly	10/13/2027	$12,541,184	$1,471,488
CF Secured, LLC	Trump Media & Technology Group Corp.	Receive	OBFR01(C) + 1600bps	Monthly	9/4/2028	6,252,952	(494,336)
TOTAL RETURN SWAP CONTRACTS						$18,794,136	$977,152

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X LONG RBLX DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 7.64%
First American Government Obligations Fund - X Class 3.557%(A)	993,638	$993,638
(Cost: $993,638)

TOTAL INVESTMENTS - 7.64%		993,638
(Cost: $993,638)

Other Assets, Net of Liabilities - 92.36%(B)		12,012,397
TOTAL NET ASSETS - 100.00%		$13,006,035
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Roblox Corp.	Receive	OBFR01(C) + 175bps	Monthly	6/20/2028	$10,128,602	$968,996
CF Secured, LLC	Roblox Corp.	Receive	OBFR01(C) + 750bps	Monthly	9/4/2028	15,893,479	3,619,001
TOTAL RETURN SWAP CONTRACTS						$26,022,081	$4,587,997

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X LONG SNOW DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 9.83%
First American Government Obligations Fund - X Class 3.557%(A)	2,456,805	$2,456,805
(Cost: $2,456,805)

TOTAL INVESTMENTS - 9.83%		2,456,805
(Cost: $2,456,805)

Other Assets, Net of Liabilities - 90.17%(B)		22,525,481
TOTAL NET ASSETS - 100.00%		$24,982,286
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Snowflake, Inc.	Receive	OBFR01(C) + 125bps	Monthly	4/27/2027	$50,029,356	$1,112,210
TOTAL RETURN SWAP CONTRACTS						$50,029,356	$1,112,210

(A)    Effective 7 day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X LONG APPLE DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
Other Assets, Net of Liabilities - 100.00%(A)	$10,435,013
TOTAL NET ASSETS - 100.00%	$10,435,013

SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Apple Inc.	Receive	OBFR01(B) + 200bps	Monthly	8/10/2026	$16,516,669	$363,734
Clear Street Derivatives, LLC	Apple Inc.	Receive	OBFR01(B) + 65bps	Quarterly	2/16/2027	4,356,893	(316,371)
TOTAL RETURN SWAP CONTRACTS						$20,873,562	$47,363

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
Other Assets, Net of Liabilities - 100.00%(A)	$52,952,711
TOTAL NET ASSETS - 100.00%	$52,952,711

SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Alphabet Inc.	Receive	OBFR01(B) + 300bps	Monthly	8/10/2026	$48,331,304	$8,787,199
Clear Street Derivatives, LLC	Alphabet Inc.	Receive	OBFR01(B) + 65bps	Quarterly	2/16/2027	57,695,962	(3,321,079)
TOTAL RETURN SWAP CONTRACTS						$106,027,266	$5,466,120

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Schedule of Investments	June 30, 2026 (unaudited)
Other Assets, Net of Liabilities - 100.00%(A)	$29,312,149
TOTAL NET ASSETS - 100.00%	$29,312,149

SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC	Microsoft Corp.	Receive	OBFR01(B) + 300bps	Monthly	8/10/2026	$29,930,006	$(266,265)
Clear Street Derivatives, LLC	Microsoft Corp.	Receive	OBFR01(B) + 65bps	Quarterly	2/16/2027	28,700,905	(2,355,013)
TOTAL RETURN SWAP CONTRACTS						$58,630,911	$(2,621,278)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	June 30, 2026 (unaudited)
	Long GME	Long HOOD
ASSETS
Unaffiliated investments at value(1) (Note 1)	$914,333	$17,876,530
Affiliated investments at value(2) (Note 1)	—	2,500
Cash collateral held for open total return swap contracts (Note 1)	25,777,796	102,874,998
Cash	—	—
Dividends and interest receivable	2,344	41,120
Net unrealized appreciation of total return swap contracts	—	46,204,989
Due from counterparty on total return swap contracts	—	—
Prepaid expenses	6,506	—
TOTAL ASSETS	26,700,979	167,000,137

LIABILITIES
Payable for capital stock redeemed	—	—
Net unrealized depreciation of total return swap contracts	404,530	—
Due to counterparty on total return swap contracts	1,745,693	40,642,521
Accrued advisory fees (Note 2)	25,676	137,936
TOTAL LIABILITIES	2,175,899	40,780,457
NET ASSETS	$24,525,080	$126,219,680

Net Assets Consist of:
Paid-in capital	$47,158,590	$222,901,157
Distributable earnings (accumulated deficits)	(22,633,510)	(96,681,477)
Net Assets	$24,525,080	$126,219,680

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,950,000	4,180,000
Net Asset Value and Offering Price Per Share	$8.31	$30.20

(1) Identified cost of:	$914,333	$17,876,530
(2) Identified cost of:	$—	$2,503

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  June 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	June 30, 2026 (unaudited)
Long DJT	Long RBLX	Long SNOW	Long Apple	Long Alphabet	Long Microsoft

$244,657	$993,638	$2,456,805	$—	$—	$—
—	—	—	—	—	—
9,346,483	6,487,100	21,440,000	7,639,617	27,010,992	28,283,635
—	—	—	1,055,483	5,299,081	3,357,009
1,324	2,520	8,154	—	—	—
977,152	4,587,997	1,112,210	47,363	5,466,120	—
—	944,225	—	1,702,125	15,223,004	2,956,483
—	—	—	—	—	—
10,569,616	13,015,480	25,017,169	10,444,588	52,999,197	34,597,127

—	—	—	—	—	2,638,093
—	—	—	—	—	2,621,278
1,163,077	—	—	—	—	—
9,623	9,445	34,883	9,575	46,486	25,607
1,172,700	9,445	34,883	9,575	46,486	5,284,978
$9,396,916	$13,006,035	$24,982,286	$10,435,013	$52,952,711	$29,312,149

$36,405,784	$31,895,892	$15,773,958	$7,242,987	$36,668,061	$43,699,423
(27,008,868)	(18,889,857)	9,208,328	3,192,026	16,284,650	(14,387,274)
$9,396,916	$13,006,035	$24,982,286	$10,435,013	$52,952,711	$29,312,149

977,000	1,460,000	610,000	330,000	660,000	2,000,000
$9.62	$8.91	$40.95	$31.62	$80.23	$14.66

$244,657	$993,638	$2,456,805	$—	$—	$—
$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Six Months Ended June 30, 2026 (unaudited)
	Long GME	Long HOOD
INVESTMENT INCOME
Dividends from affiliated investments (Note 1)	$—	$36
Interest	15,281	281,153
Total investment income	15,281	281,189

EXPENSES
Investment advisory fees (Note 2)	159,145	667,786
Excise tax expense	—	—
Total expenses	159,145	667,786

Net investment income (loss)	(143,864)	(386,597)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	—	—
Net realized gain (loss) on total return swap contracts	(7,790,758)	(110,549,509)
Total net realized gain (loss)	(7,790,758)	(110,549,509)

Net change in unrealized appreciation (depreciation) of affiliated investments (Note 1)	—	(3)
Net change in unrealized appreciation (depreciation) of total return swap contracts	6,600,203	59,198,697
Total net change in unrealized appreciation (depreciation)	6,600,203	59,198,694
Net realized and unrealized gain (loss)	(1,190,203)	(51,350,815)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,334,419)	$(51,737,412)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Six Months Ended June 30, 2026 (unaudited)
Long DJT	Long RBLX	Long SNOW	Long Apple	Long Alphabet	Long Microsoft

$—	$—	$—	$—	$—	$—
10,102	13,612	26,230	—	—	—
10,102	13,612	26,230	—	—	—

59,627	50,953	112,016	48,577	290,655	128,709
—	72	—	—	—	—
59,627	51,025	112,016	48,577	290,655	128,709

(49,525)	(37,413)	(85,786)	(48,577)	(290,655)	(128,709)

—	—	—	326,027	6,480,110	—
(14,808,875)	(14,168,562)	11,187,954	911,082	(1,163,124)	(9,593,926)
(14,808,875)	(14,168,562)	11,187,954	1,237,109	5,316,986	(9,593,926)

—	—	—	—	—	—
(314,637)	4,858,978	1,828,504	93,668	1,018,293	(2,516,382)
(314,637)	4,858,978	1,828,504	93,668	1,018,293	(2,516,382)
(15,123,512)	(9,309,584)	13,016,458	1,330,777	6,335,279	(12,110,308)

$(15,173,037)	$(9,346,997)	$12,930,672	$1,282,200	$6,044,624	$(12,239,017)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
	Long GME
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(143,864)	$(218,713)
Total net realized gain (loss)	(7,790,758)	(13,018,840)
Total net change in unrealized appreciation (depreciation)	6,600,203	(7,004,732)
Increase (decrease) in net assets from operations	(1,334,419)	(20,242,285)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	—
Decrease in net assets from distributions	—	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	23,723,686	121,957,144
Cost of shares redeemed	(16,777,104)	(82,801,942)
Increase (decrease) in net assets from capital stock transactions	6,946,582	39,155,202

NET ASSETS
Increase (decrease) during period	5,612,163	18,912,917
Beginning of period	18,912,917	—
End of period	$24,525,080	$18,912,917

(1)   The Fund commenced operations on April 24, 2025.

(2)   The Fund commenced operations on January 31, 2025.

(3)   The Fund commenced operations on March 4, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
Long HOOD		Long DJT		Long RBLX
Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(2)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(3)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(3)

$(386,597)	$(745,992)	$(49,525)	$(57,606)	$(37,413)	$(39,791)
(110,549,509)	212,127,295	(14,808,875)	(17,762,616)	(14,168,562)	(5,572,130)
59,198,694	(12,993,708)	(314,637)	1,291,789	4,858,978	(270,980)
(51,737,412)	198,387,595	(15,173,037)	(16,528,433)	(9,346,997)	(5,882,901)

—	(8,101,039)	—	—	—	(109,395)
—	(8,101,039)	—	—	—	(109,395)

186,852,001	1,433,637,702	16,503,380	42,417,311	26,736,230	54,700,644
(173,290,425)	(1,459,528,742)	(8,621,151)	(9,201,154)	(13,152,973)	(39,938,573)
13,561,576	(25,891,040)	7,882,229	33,216,157	13,583,257	14,762,071

(38,175,836)	164,395,516	(7,290,808)	16,687,724	4,236,260	8,769,775
164,395,516	—	16,687,724	—	8,769,775	—
$126,219,680	$164,395,516	$9,396,916	$16,687,724	$13,006,035	$8,769,775

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
	Long SNOW
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(85,786)	$(47,356)
Total net realized gain (loss)	11,187,954	177,600
Total net change in unrealized appreciation (depreciation)	1,828,504	(716,294)
Increase (decrease) in net assets from operations	12,930,672	(586,050)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(971,707)
Decrease in net assets from distributions	—	(971,707)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	24,373,633	34,770,846
Cost of shares redeemed	(28,667,479)	(16,867,629)
Increase (decrease) in net assets from capital stock transactions	(4,293,846)	17,903,217

NET ASSETS
Increase (decrease) during period	8,636,826	16,345,460
Beginning of period	16,345,460	—
End of period	$24,982,286	$16,345,460

(1)   The Fund commenced operations on April 24, 2025.
See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
Long Apple		Long Alphabet		Long Microsoft
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$(48,577)	$(118,280)	$(290,655)	$(239,172)	$(128,709)	$(117,668)
1,237,109	6,432,488	5,316,986	22,825,855	(9,593,926)	565,119
93,668	(658,306)	1,018,293	3,639,330	(2,516,382)	93,030
1,282,200	5,655,902	6,044,624	26,226,013	(12,239,017)	540,481

—	(81,248)	—	(148,886)	—	(1,314,853)
—	(81,248)	—	(148,886)	—	(1,314,853)

38,038,798	113,436,107	220,580,888	167,054,203	37,689,356	119,018,298
(38,018,782)	(114,715,837)	(221,874,702)	(153,153,987)	(7,890,396)	(113,824,211)
20,016	(1,279,730)	(1,293,814)	13,900,216	29,798,960	5,194,087

1,302,216	4,294,924	4,750,810	39,977,343	17,559,943	4,419,715
9,132,797	4,837,873	48,201,901	8,224,558	11,752,206	7,332,491
$10,435,013	$9,132,797	$52,952,711	$48,201,901	$29,312,149	$11,752,206

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  june 30, 2026

T-REX 2X LONG GME DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$8.68	$25.00
Investment activities
Net investment income (loss)(2)	(0.07)	(0.13)
Net realized and unrealized gain (loss)(3)	(0.30)	(16.19)
Total from investment activities	(0.37)	(16.32)

Net asset value, end of period	$8.31	$8.68

Total Return(4)	(4.17%)	(65.30%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%	1.50%
Net investment income (loss)	(1.36%)	(1.36%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$24,525	$18,913

(1)   The Fund commenced operations on April 24, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG HOOD DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)		Period Ended December 31, 2025(1)
Net asset value, beginning of period	$54.44		$25.00
Investment activities
Net investment income (loss)(2)	(0.08)		(0.24)
Net realized and unrealized gain (loss)(3)	(24.16)		32.11
Total from investment activities	(24.24)		31.87
Distributions
Net investment income	—		(2.43)
Total distributions	—		(2.43)

Net asset value, end of period	$30.20		$54.44

Total Return(4)	(44.53%)		129.26%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%		1.05%
Net investment income (loss)	(0.61%)		(0.53%)
Portfolio turnover rate	0.00	%(6)	0.00	%(7)
Net assets, end of period (000s)	$126,220		$164,396

(1)   The Fund commenced operations on January 31, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not having any sales of long term securities during the period.

(7)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG DJT DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026(7) (unaudited)	Period Ended December 31, 2025(1)(7)
Net asset value, beginning of period	$39.36	$250.00
Investment activities
Net investment income (loss)(2)	(0.08)	(0.45)
Net realized and unrealized gain (loss)(3)	(29.66)	(210.19)
Total from investment activities	(29.74)	(210.64)

Net asset value, end of period	$9.62	$39.36

Total Return(4)	(75.56%)	(84.26%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(0.87%)	(0.79%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$9,397	$16,688

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(7)   On July 13, 2026, the Fund effected a 1-for-10 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG RBLX DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$29.23	$25.00
Investment activities
Net investment income (loss)(2)	(0.04)	(0.35)
Net realized and unrealized gain (loss)(3)	(20.28)	4.96
Total from investment activities	(20.32)	4.61
Distributions
Net investment income	—	(0.38)
Total distributions	—	(0.38)

Net asset value, end of period	$8.91	$29.23

Total Return(4)	(69.53%)	18.40%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%
Net investment income (loss)	(0.77%)	(0.73%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$13,006	$8,770

(1)   The Fund commenced operations on March 4, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG SNOW DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)
Net asset value, beginning of period	$41.91	$25.00
Investment activities
Net investment income (loss)(2)	(0.15)	(0.40)
Net realized and unrealized gain (loss)(3)	(0.81)	19.80
Total from investment activities	(0.96)	19.40
Distributions
Net investment income	—	(2.49)
Total distributions	—	(2.49)

Net asset value, end of period	$40.95	$41.91

Total Return(4)	(2.28%)	77.36%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%	1.50%
Net investment income (loss)	(1.15%)	(1.13%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000s)	$24,982	$16,345

(1)   The Fund commenced operations on April 24, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG APPLE DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$30.44	$32.25	$25.00
Investment activities
Net investment income (loss)(2)	(0.15)	(0.26)	(0.31)
Net realized and unrealized gain (loss)(3)	1.33	(1.35)	14.49
Total from investment activities	1.18	(1.61)	14.18
Distributions
Ordinary income	—	(0.20)	(6.93)
Total distributions	—	(0.20)	(6.93)

Net asset value, end of period	$31.62	$30.44	$32.25

Total Return(4)	3.87%	(4.99%)	55.00%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$10,435	$9,133	$4,838

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$69.86	$31.63	$25.00
Investment activities
Net investment income (loss)(2)	(0.39)	(0.39)	(0.32)
Net realized and unrealized gain (loss)(3)	10.76	38.83	12.25
Total from investment activities	10.37	38.44	11.93
Distributions
Ordinary income	—	(0.21)	(5.30)
Total distributions	—	(0.21)	(5.30)

Net asset value, end of period	$80.23	$69.86	$31.63

Total Return(4)	14.85%	121.50%	46.20%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$52,953	$48,202	$8,225

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$27.33	$26.19	$25.00
Investment activities
Net investment income (loss)(2)	(0.10)	(0.30)	(0.29)
Net realized and unrealized gain (loss)(3)	(12.57)	2.90	1.48
Total from investment activities	(12.67)	2.60	1.19
Distributions
Ordinary income	—	(1.46)	—
Total distributions	—	(1.46)	—

Net asset value, end of period	$14.66	$27.33	$26.19

Total Return(4)	(46.38%)	9.83%	4.75%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)	(1.05%)
Portfolio turnover rate(6)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$29,312	$11,752	$7,332

(1)   The Fund commenced operations on January 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements	June 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long GME Daily Target ETF (“Long GME”), T-REX 2X Long HOOD Daily Target ETF (“Long HOOD”), T-REX 2X Long DJT Daily Target ETF (“Long DJT”), T-REX 2X Long RBLX Daily Target ETF (“Long RBLX”), T-REX 2X Long SNOW Daily Target ETF (“Long SNOW”), T-REX 2X Long Apple Daily Target ETF (“Long Apple”), T-REX 2X Long Alphabet Daily Target ETF (“Long Alphabet”) and the T-REX 2X Long Microsoft Daily Target ETF (“Long Microsoft”) (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long Apple, Long Alphabet and Long Microsoft commenced operations on January 11, 2024. Long HOOD commenced operations on January 31, 2025. Long DJT and Long RBLX commenced operations on March 4, 2025. Long GME and Long SNOW commenced operations on April 24, 2025.

The investment objectives of the Funds are as follows:

Fund	Objective
Long GME	To seek daily investment results, before fees and expenses, of 200% of the daily performance of GameStop Corp. (NYSE: GME)
Long HOOD	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Robinhood Markets, Inc. (NASDAQ: HOOD)
Long DJT	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Trump Media & Technology Group Corp. (NASDAQ: DJT)
Long RBLX	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Roblox Corp. (NYSE: RBLX)
Long SNOW	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Snowflake, Inc. (NYSE: SNOW)
Long Apple	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Apple, Inc. (NASDAQ: AAPL)
Long Alphabet	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Alphabet, Inc. (NASDAQ: GOOG)
Long Microsoft	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Microsoft Corp. (NASDAQ: MSFT)
25
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by

26
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long GME
Assets
Money Market Fund	$914,333	$—	$—	$914,333
	$914,333	$—	$—	$914,333
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(404,530)	$—	$(404,530)
	$—	$(404,530)	$—	$(404,530)

Long HOOD
Assets
Money Market Fund	$17,876,530	$—	$—	$17,876,530
Exchange Traded Funds	2,500	—	—	2,500
Unrealized Appreciation of Total Return Swap Contracts	—	46,204,989	—	46,204,989
	$17,879,030	$46,204,989	$—	$64,084,019

Long DJT
Assets
Money Market Fund	$244,657	$—	$—	$244,657
Unrealized Appreciation of Total Return Swap Contracts	—	977,152	—	977,152
	$244,657	$977,152	$—	$1,221,809
28
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long RBLX
Assets
Money Market Fund	$993,638	$—	$—	$993,638
Unrealized Appreciation of Total Return Swap Contracts	—	4,587,997	—	4,587,997
	$993,638	$4,587,997	$—	$5,581,635

Long SNOW
Assets
Money Market Fund	$2,456,805	$—	$—	$2,456,805
Unrealized Appreciation of Total Return Swap Contracts	—	1,112,210	—	1,112,210
	$2,456,805	$1,112,210	$—	$3,569,015

Long Apple
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$47,363	$—	$47,363
	$—	$47,363	$—	$47,363

Long Alphabet
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$5,466,120	$—	$5,466,120
	$—	$5,466,120	$—	$5,466,120

Long Microsoft
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(2,621,278)	$—	$(2,621,278)
	$—	$(2,621,278)	$—	$(2,621,278)
29
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the six months ended June 30, 2026.

Affiliated Investments

As of June 30, 2026, Long HOOD held the following investment which the Board of Trustees has determined to be within the same group of investment companies as Long HOOD; therefore, it is considered to be an affiliate under the Investment Company Act of 1940. The following table discloses this investment:

Security Name	Market Value as of December 31, 2025	Purchases	Sales	Market Value as of June 30, 2026	Share Balance as of June 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
The Laddered T-Bill ETF	$—	$2,503	$—	$2,500	100	$35	$(3)	$—

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

30
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) for Long GME, Long HOOD, Long DJT, Long RBLX, and Long SNOW will be required to pay to U.S. Bank, N.A. and Long Apple, Long Alphabet and Long Microsoft will be required to pay to Citibank, N.A. (the “Custodian”) a fixed

31
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300 for Long GME, Long HOOD, Long DJT, Long RBLX, and Long SNOW, and $250 for Long Apple, Long Alphabet and Long Microsoft. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300 for Long GME, Long HOOD, Long DJT, Long RBLX, and Long SNOW, and $250 for Long Apple, Long Alphabet and Long Microsoft.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
Long GME	10,000	$300	$83,100
Long HOOD	10,000	300	302,000
Long DJT	10,000	300	96,200
Long RBLX	10,000	300	89,100
Long SNOW	10,000	300	409,500
Long Apple	10,000	250	316,200
Long Alphabet	10,000	250	802,300
Long Microsoft	10,000	250	146,600
32
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap contract)

33
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2026.

Long GME

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Marex Derivative Products, Inc.	$539,792	$—	$539,792	$—	$539,792
Clear Street Derivatives, LLC	—	944,322	(944,322)	944,322	—
	$539,792	$944,322	$(404,530)	$944,322	$539,792

Long HOOD

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$17,699,615	$—	$17,699,615	$—	$17,699,615
Jane Street Capital	2,047,349	—	2,047,349	—	2,047,349
CF Secured, LLC	25,140,116	—	25,140,116	—	25,140,116
Marex Derivative Products, Inc.	1,317,909	—	1,317,909	—	1,317,909
	$46,204,989	$—	$46,204,989	$—	$46,204,989
34
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Long DJT

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$1,471,488	$—	$1,471,488	$—	$1,471,488
CF Secured, LLC	—	494,336	(494,336)	494,336	—
	$1,471,488	$494,336	$977,152	$494,336	$1,471,488

Long RBLX

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$968,996	$—	$968,996	$—	$968,996
CF Secured, LLC	3,619,001	—	3,619,001	—	3,619,001
	$4,587,997	$—	$4,587,997	$—	$4,587,997

Long SNOW

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$1,112,210	$—	$1,112,210	$—	$1,112,210
	$1,112,210	$—	$1,112,210	$—	$1,112,210
35
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Long Apple

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$363,734	$—	$363,734	$—	$363,734
Clear Street Derivatives, LLC	—	316,371	(316,371)	316,371	—
	$363,734	$316,371	$47,363	$316,371	$363,734

Long Alphabet

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$8,787,199	$—	$8,787,199	$—	$8,787,199
Clear Street Derivatives, LLC	—	3,321,079	(3,321,079)	3,321,079	—
	$8,787,199	$3,321,079	$5,466,120	$3,321,079	$8,787,199

Long Microsoft

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC	$—	$266,265	$(266,265)	$266,265	$—
Clear Street Derivatives, LLC	—	2,355,013	(2,355,013)	2,355,013	—
	$—	$2,621,278	$(2,621,278)	$2,621,278	$—

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

36
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The average monthly notional amount of the total return swap contracts during the six months ended June 30, 2026, was as follows:

Fund	Average Monthly Notional Value
Long GME	$44,024,209
Long HOOD	247,181,583
Long DJT	22,184,086
Long RBLX	20,951,033
Long SNOW	32,984,647
Long Apple	19,917,285
Long Alphabet	102,369,914
Long Microsoft	57,077,441

As of June 30, 2026, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long GME
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(404,530)
Long HOOD
Derivative Assets
	Net unrealized appreciation of total return swap contracts	46,204,989
Long DJT
Derivative Assets
	Net unrealized appreciation of total return swap contracts	977,152
Long RBLX
Derivative Assets
	Net unrealized appreciation of total return swap contracts	4,587,997
Long SNOW
Derivative Assets
	Net unrealized appreciation of total return swap contracts	1,112,210
37
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)
Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long Apple
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$47,363
Long Alphabet
Derivative Assets
	Net unrealized appreciation of total return swap contracts	5,466,120
Long Microsoft
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(2,621,278)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2026, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long GME	$(7,790,758)	$6,600,203
Long HOOD	(110,549,509)	59,198,694
Long DJT	(14,808,875)	(314,637)
Long RBLX	(14,168,562)	4,858,978
Long SNOW	11,187,954	1,828,504
Long Apple	911,082	93,668
Long Alphabet	(1,163,124)	1,018,293
Long Microsoft	(9,593,926)	(2,516,382)

*     Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**    Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into

38
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The annualized advisory fee schedule for each Fund is as follows:

Fund	Advisory Fee Rate
Long GME	1.50%
Long HOOD	1.05%
Long DJT	1.05%
Long RBLX	1.05%
Long SNOW	1.50%
Long Apple	1.05%
Long Alphabet	1.05%
Long Microsoft	1.05%
39
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of the REX’s marketing capabilities, including leverage the REX’s expertise in developing marketing strategies and communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds. REX does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily based on the daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

The Fund Accountant, Transfer Agent and Custodian for Long GME, Long HOOD, Long DJT, Long RBLX and Long SNOW are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

40
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

The Custodian, Transfer Agent and Fund Accountant for Long Apple, Long Alphabet and Long Microsoft are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

41
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales
Long GME	$—	$—
Long HOOD	2,503	—
Long DJT	—	—
Long RBLX	—	—
Long SNOW	—	—
Long Apple	35,791,484	36,117,511
Long Alphabet	302,580,153	309,060,263
Long Microsoft	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss
42
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid during the six months ended June 30, 2026. The tax character of the distributions paid for the period ended December 31, 2025, was as follows:

Period Ended December 31, 2025
Fund	Distributions Paid from Ordinary Income
Long GME	$—
Long HOOD	8,101,039
Long DJT	—
Long RBLX	109,395
Long SNOW	971,707
Long Apple	81,248
Long Alphabet	148,886
Long Microsoft	1,314,853

As of June 30, 2026, the components of distributable earnings (accumulated deficits) were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long GME	$(2,004,652)	$(20,224,328)	$(404,530)	$(22,633,510)
Long HOOD	(32,597,861)	110,288,602	46,204,986	(96,681,477)
Long DJT	(6,789,395)	(21,196,625)	977,152	(27,008,868)
Long RBLX	(8,537,884)	(14,939,970)	4,587,997	(18,889,857)
Long SNOW	(1,557,782)	9,653,900	1,112,210	9,208,328
Long Apple	(43,886)	3,188,549	47,363	3,192,026
Long Alphabet	290,917	10,527,613	5,466,120	16,284,650
Long Microsoft	(148,833)	(11,617,163)	(2,621,278)	(14,387,274)
43
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Cost of securities and related net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long GME	$914,333	$—	$(404,530)	$(404,530)
Long HOOD	17,879,033	46,204,989	(3)	46,204,986
Long DJT	244,657	977,152	—	977,152
Long RBLX	993,638	4,587,997	—	4,587,997
Long SNOW	2,456,805	1,112,210	—	1,112,210
Long Apple	—	47,363	—	47,363
Long Alphabet	—	5,466,120	—	5,466,120
Long Microsoft	—	—	(2,621,278)	(2,621,278)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

44
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

Shares of beneficial interest transactions for the Funds were:

	Six Months Ended June 30, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long GME	2,390,000	(1,620,000)	770,000
Long HOOD	7,110,000	(5,950,000)	1,160,000
Long DJT(1)	941,000	(388,000)	553,000
Long RBLX	2,400,000	(1,240,000)	1,160,000
Long SNOW	1,120,000	(900,000)	220,000
Long Apple	1,230,000	(1,200,000)	30,000
Long Alphabet	2,800,000	(2,830,000)	(30,000)
Long Microsoft	2,020,000	(450,000)	1,570,000
	Period Ended December 31, 2025
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Long GME	7,960,000	(5,780,000)	2,180,000
Long HOOD	28,770,000	(25,750,000)	3,020,000
Long DJT(1)	543,000	(119,000)	424,000
Long RBLX	920,000	(620,000)	300,000
Long SNOW	700,000	(310,000)	390,000
Long Apple	4,130,000	(3,980,000)	150,000
Long Alphabet	3,060,000	(2,630,000)	430,000
Long Microsoft	4,050,000	(3,900,000)	150,000

(1)        Share amounts for Long DJT have been adjusted for a 1-for-10 reverse stock split effective on July 13, 2026.

On June 18, 2026, the Board of the Trust approved a reverse stock split for Long DJT at a split ratio of 1-for-10. The Creation Unit size for the Fund remains at 10,000 shares per unit.

For Long DJT, the reverse stock split was effectuated after the close of trading on July 10, 2026. Shares of Long DJT began trading on a split-adjusted basis on July 13, 2026.

45
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	June 30, 2026 (unaudited)

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on July 13, 2026:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split*	Shares Outstanding Before Split	Shares Outstanding After Split
Long DJT	7/10/2026	1-for-10	$ 1.15	$ 11.49	9,990,000	999,000

*     Per-share amounts are rounded independently after giving effect to the reverse stock split.

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

46
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Renewal of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on March 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“TCM”), with respect to the T-REX 2X Long HOOD Daily Target ETF (“ROBN”), the T-REX 2X Long GME Daily Target ETF (“GMEU”), the T-REX 2X Long RBLX Daily Target ETF (“RBLU”), the T-REX 2X Long SNOW Daily Target ETF (“SNOU”), and the T-REX 2X LONG DJT Daily Target ETF (“DJTU”) (together, ROBN, GMEU, RBLU, SNOU, and DJTU are the “Funds” and each is a “Fund”). The Board reflected on its discussions with the representatives from TCM in the Meeting regarding the manner in which the Funds are managed and the roles and responsibilities of TCM under the Advisory Agreement and took into consideration discussions and materials presented throughout the year.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included a copy of financial information for TCM, information

47
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

on the personnel of and services provided by TCM, an expense comparison analysis for the Funds and comparable ETFs, and the Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the investment performance of each Fund; (iii) the costs of the services to be provided and profits to be realized by TCM from the relationship with the Funds; (iv) the extent to which economies of scale have been realized and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for or presented at this Meeting, as well as other information provided or presented by TCM at other meetings of the Board. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to the Funds and their shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Funds; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Trust’s registration statement and TCM’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to the Funds, TCM’s compliance program, current legal matters, and other general information; (ii) expenses of each Fund and comparative expense information for other ETFs with strategies similar to the Fund prepared by an independent third party; (iii) the effect of size on the each Fund’s performance and expenses; and (iv) benefits realized by TCM from its relationship with the Funds.

48
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

1.        The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Advisory Agreement. The Board reviewed the services to be provided by TCM to the Funds, including, without limitation, TCM’s process for formulating investment recommendations and the processes of TCM for assuring compliance with the Funds’ investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the Funds among the service providers; and the continued efforts of TCM to promote the Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of its personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM were satisfactory and adequate for the Funds.

2.       The investment performance of each Fund

In evaluating each Fund’s performance, the Board considered that each of the Funds seeks to track a leveraged return on a reference asset on a daily basis. The Board noted that this investment objective rendered a typical comparison of each Fund’s total return performance over longer periods against the total return of funds in its Morningstar category or of a peer group over the same periods less relevant in evaluating performance. As a result, the Board requested and received specialized reports that compared each Fund’s daily tracking error relative to its reference asset to other leveraged ETFs with the same reference asset, to the extent available (each, a “Performance Peer Group”). The Board noted that the reports showed each Fund’s average daily tracking difference for the one-year period ended December 31, 2025 (the “Period”), and for each month during the Period for which said Fund was operational, and the number of trading days during the Period in which each Fund achieved a return that was less than or greater than its target return by certain thresholds. The Board concluded, in light of all the facts and circumstances, that each Fund’s investment performance was satisfactory for its investment objective and investment strategy.

49
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

3.       The costs of services to be provided and profits to be realized by TCM from its relationship with the Funds.

In this regard, the Board considered the financial condition of TCM and the level of commitment to the Funds by TCM. The Board also considered the assets and expenses of each Fund, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by TCM. The Trustees considered the unitary fee structure of the Advisory Agreement. The Board compared the advisory fees and expense ratios of each Fund to the median fees and expense ratios of funds in its customized category selected by Broadridge Financial Solutions (“Broadridge”) from each Fund’s Morningstar category (each a “Category”), and to a peer group selected by Broadridge from its Category (each a “Peer Group”). The Trustees noted that ROBN’s gross and net advisory fees were equal to the median gross and net advisory fees of its Peer Group; that ROBN’s gross and net advisory fee were higher than the median gross and net advisory fees of its Category; that ROBN’s net expense ratio was equal to the median net expense ratio of its Peer Group and was lower than the median net expense ratio of its Category; and that ROBN’s gross expense ratio was lower than the median gross expense ratios of its Peer Group and its Category. The Trustees noted that GMEU’s gross and net advisory fees were higher than the median gross and net advisory fees of its Category and Peer Group; and that GMEU’s gross and net expense ratios were higher than the median gross and net expense ratios of its Category and Peer Group. The Trustees noted that RBLU’s net advisory fee was higher than the median net advisory fees of its Category and Peer Group; that RBLU’s gross advisory fees was equal to the median gross advisory fee of its Peer Group and higher than the median gross advisory fee of its Category; and that RBLU’s gross and net expense ratios were lower than the gross and net expense ratios of its Category and Peer Group. The Trustees noted that SNOU’s gross and net advisory fees were higher than the median gross and net advisory fees of its Category and Peer Group; and that SNOU’s gross and net expense ratios were higher than the median gross and net expense ratios of its Category and its Peer Group. The Trustees noted that DJTU’s gross and net advisory fees were equal to the median gross and net advisory fees of its Peer Group and were higher than the median gross and net advisory fees of its Category; and that DJTU’s gross and net expense ratios were lower than the median gross and net expense ratios of its Peer Group and its Category.

The Trustees acknowledged the fee comparisons for peers identified by TCM. The Trustees also noted that TCM does not manage any separate accounts with strategies similar to those of the Funds, and that TCM advises other ETFs with leveraged single stock strategies. The Trustees considered

50
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

TCM’s profitability in managing the Funds. After further consideration, the Board concluded that the profitability and fees paid to TCM were within an acceptable range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

4.       The extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s shareholders.

The Trustees considered that TCM did not believe that the Funds were yet of sufficient size to achieve economies of scale at current asset levels. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

5.       Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board noted that TCM represented that it does not utilize soft dollars or commission recapture with regard to the Funds. The Board also considered potential benefits for TCM in managing the Funds. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by TCM from managing the Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement in respect of the Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Advisory Agreement for a one-year period.

51
FINANCIAL STATEMENTS | JUNE 30, 2026

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 —  Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

*   Print the name and title of each signing officer under his or her signature.